Condensed Consolidating Statements of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Net income	$ 1,449	$ 1,295	$ 1,016
Other comprehensive income (loss):
Foreign currency translation adjustments	(300)	(58)	(130)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	0	21
Change in fair value of available-for-sale-securities	134	(81)	55
Comprehensive income from equity method investment	0	2	0
Employee benefit plan adjustments	10	(5)	(117)
Total other comprehensive income (loss)	(156)	(142)	(171)
Comprehensive income of subsidiaries	0	0	0
Comprehensive income	1,293	1,153	845
Comprehensive income attributable to non-controlling interests	(27)	(21)	(35)
Comprehensive income attributable to ICE Group, Inc.	1,266	1,132	810
ICE Group, Inc. (Parent)
Condensed Income Statements, Captions [Line Items]
Net income	1,422	1,274	981
Other comprehensive income (loss):
Foreign currency translation adjustments	0	0	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax			0
Change in fair value of available-for-sale-securities	0	0	0
Comprehensive income from equity method investment		0
Employee benefit plan adjustments	0	0	0
Total other comprehensive income (loss)	0	0	0
Comprehensive income of subsidiaries	(156)	(142)	1,362
Comprehensive income	1,266	1,132	2,343
Comprehensive income attributable to non-controlling interests	0	0	0
Comprehensive income attributable to ICE Group, Inc.	1,266	1,132	2,343
Subsidiary Non-Guarantors
Condensed Income Statements, Captions [Line Items]
Net income	1,584	1,376	1,090
Other comprehensive income (loss):
Foreign currency translation adjustments	(300)	(58)	(131)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax			21
Change in fair value of available-for-sale-securities	134	(81)	55
Comprehensive income from equity method investment		2
Employee benefit plan adjustments	10	(5)	(117)
Total other comprehensive income (loss)	(156)	(142)	(172)
Comprehensive income of subsidiaries	0	0	0
Comprehensive income	1,428	1,234	918
Comprehensive income attributable to non-controlling interests	(27)	(21)	(35)
Comprehensive income attributable to ICE Group, Inc.	1,401	1,213	883
Subsidiary Guarantor - NYSE Euronext Holdings, LLC
Condensed Income Statements, Captions [Line Items]
Net income	1,234	394	478
Other comprehensive income (loss):
Foreign currency translation adjustments	0	0	1
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax			0
Change in fair value of available-for-sale-securities	0	0	0
Comprehensive income from equity method investment		0
Employee benefit plan adjustments	0	0	0
Total other comprehensive income (loss)	0	0	1
Comprehensive income of subsidiaries	(83)	(18)	185
Comprehensive income	1,151	376	664
Comprehensive income attributable to non-controlling interests	0	0	0
Comprehensive income attributable to ICE Group, Inc.	1,151	376	664
Consolidating Adjustments
Condensed Income Statements, Captions [Line Items]
Net income	(2,791)	(1,749)	(1,533)
Other comprehensive income (loss):
Foreign currency translation adjustments	0	0	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax			0
Change in fair value of available-for-sale-securities	0	0	0
Comprehensive income from equity method investment		0
Employee benefit plan adjustments	0	0	0
Total other comprehensive income (loss)	0	0	0
Comprehensive income of subsidiaries	239	160	(1,547)
Comprehensive income	(2,552)	(1,589)	(3,080)
Comprehensive income attributable to non-controlling interests	0	0	0
Comprehensive income attributable to ICE Group, Inc.	$ (2,552)	$ (1,589)	$ (3,080)